Capital Stock (Details Narrative) - USD ($)				12 Months Ended
	Dec. 08, 2023	Aug. 04, 2023	Oct. 20, 2022	Dec. 31, 2024	Dec. 31, 2023	Jan. 24, 2025	Jan. 23, 2025	Oct. 19, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized			4,500,000,000	100,000,000	100,000,000			600,000,000
Common stock, par value			$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized				10,000,000	10,000,000
Preferred stock, par value				$ 0.0001	$ 0.0001
Reverse split	one-for-300	On August 4, 2023, the Company filed an Amendment to the Certificate of Incorporation (the “Amendment”) in order to effect a reverse stock split in the ratio of 1-for-300 (the “Reverse Split”). The Company and its shareholders holding a majority of the issued and outstanding shares of stock of the Company entitled to vote previously approved a reverse stock split for not less than 1-for-10 and not more than 1-for-1,000, at any time prior to October 20, 2023, with the Company’s Board having the discretion to determine whether or not the Reverse Split is to be effected, and if effected, the exact ratio for the Reverse Split within the above range.
Voting rights percentage			63.86%
Preferred stock, shares issued				0	0
Preferred stock, shares outstanding				0	0
Common stock, shares issued				2,586,982	2,275,367
Common stock, shares outstanding				2,586,982	2,275,367
Shares issued for services					34,102
Shares issued for services, value				$ 53,285	$ 203,002
Shares issued for warrant exercise, shares					39,298
Shares issued for warrant exercise					$ 224,000
Note Modification [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period for note modification					11,090
Promissory Notes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues					8,698
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of stock, shares issued					50,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for services				35,444	34,102
Shares issued for services, value				$ 35	$ 34
Stock issued during period for note modification				276,171	11,090
Number of shares issued for services, shares					111,055
Common stock upon cashless warrant exercise					11,200
Conversion of stock, shares issued					6,667
Stock Issued During Period, Shares, New Issues					8,698
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized			4,500,000,000
Reverse split			1-for-1,000
Authorized share reduction			2,000,000,000
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reverse split			1-for-10
Authorized share reduction			10,000,000
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized						100,000,000	4,500,000,000
Common stock, par value						$ 0.001
Preferred stock, shares authorized						10,000,000
Preferred stock, par value						$ 0.001